Mortgage Core Fund
(formerly, Federated Mortgage Core Portfolio)
Portfolio of Investments
March 31, 2021 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—84.1%
	Federal Home Loan Mortgage Corporation—27.6%
$ 37,190,342	1.500%, 10/1/2035	$37,374,449
24,833,519	2.000%, 3/1/2051	24,792,621
32,409,941	2.000%, 4/1/2051	32,356,565
2,432,005	2.500%, 10/1/2049	2,498,736
23,376,936	2.500%, 8/1/2050	23,985,496
2,319,073	3.000%, 4/1/2031	2,466,226
2,273,116	3.000%, 1/1/2032	2,424,669
3,144,701	3.000%, 3/1/2032	3,364,880
3,775,420	3.000%, 3/1/2032	4,023,241
3,310,253	3.000%, 6/1/2032	3,529,609
4,374,387	3.000%, 6/1/2032	4,665,627
10,034,539	3.000%, 11/1/2032	10,650,569
1,534,927	3.000%, 12/1/2032	1,634,625
6,178,843	3.000%, 1/1/2033	6,589,448
21,534,607	3.000%, 2/1/2033	23,116,398
2,726,209	3.000%, 7/1/2033	2,919,643
19,629,159	3.000%, 1/1/2043	20,905,796
3,656,428	3.000%, 11/1/2044	3,805,109
817,531	3.000%, 6/1/2045	859,971
6,342,480	3.000%, 10/1/2045	6,717,322
829,469	3.000%, 5/1/2046	880,564
14,690,952	3.000%, 6/1/2046	15,586,737
6,755,978	3.000%, 6/1/2046	7,267,154
7,975,897	3.000%, 7/1/2046	8,497,124
2,531,244	3.000%, 9/1/2046	2,687,961
6,584,210	3.000%, 10/1/2046	6,989,800
7,039,817	3.000%, 10/1/2046	7,447,072
8,452,665	3.000%, 10/1/2046	8,975,994
5,918,494	3.000%, 11/1/2046	6,218,342
3,701,107	3.000%, 11/1/2046	3,930,253
7,793,361	3.000%, 12/1/2046	8,300,224
11,353,766	3.000%, 1/1/2047	11,928,980
12,104,320	3.000%, 5/1/2047	12,812,123
247,292	3.500%, 6/1/2026	264,080
387,164	3.500%, 6/1/2026	413,085
124,756	3.500%, 7/1/2026	133,225
5,919,689	3.500%, 7/1/2042	6,427,863
5,829,902	3.500%, 9/1/2043	6,328,546
2,955,165	3.500%, 5/1/2046	3,168,216
26,160,093	3.500%, 7/1/2046	28,413,970
22,376,399	3.500%, 11/1/2047	23,884,727
11,039,760	3.500%, 11/1/2047	11,701,120
2,716,553	3.500%, 12/1/2047	2,942,964
19,344,214	3.500%, 12/1/2047	20,645,130

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 10,272,374	3.500%, 2/1/2048	$10,914,727
16,337,915	3.500%, 2/1/2048	17,464,734
130,675	4.000%, 5/1/2024	139,047
824,600	4.000%, 8/1/2025	877,433
102,611	4.000%, 5/1/2026	109,282
1,480,085	4.000%, 5/1/2026	1,576,303
1,248,578	4.000%, 12/1/2040	1,370,271
7,547,207	4.000%, 12/1/2041	8,338,412
1,012,664	4.000%, 1/1/2042	1,118,826
13,684,553	4.000%, 6/1/2047	15,077,466
13,005,801	4.000%, 10/1/2047	14,146,528
6,830,776	4.000%, 11/1/2047	7,365,432
8,531,271	4.000%, 12/1/2047	9,279,541
5,034,835	4.000%, 2/1/2048	5,441,507
12,913,598	4.000%, 4/1/2048	13,912,260
6,201,783	4.000%, 5/1/2048	6,675,578
6,230,121	4.000%, 6/1/2048	6,789,798
2,716	4.500%, 9/1/2021	2,720
90,603	4.500%, 7/1/2024	94,899
110,356	4.500%, 8/1/2024	115,836
229,305	4.500%, 9/1/2024	240,180
127,041	4.500%, 9/1/2024	132,916
137,184	4.500%, 6/1/2025	144,443
713,216	4.500%, 11/1/2039	793,657
2,069,422	4.500%, 5/1/2040	2,327,369
214,645	4.500%, 6/1/2040	241,399
340,406	4.500%, 7/1/2040	382,837
641,331	4.500%, 8/1/2040	721,271
1,222,020	4.500%, 8/1/2040	1,374,342
3,747,450	4.500%, 9/1/2040	4,214,559
830,327	4.500%, 7/1/2041	933,565
410,783	4.500%, 7/1/2041	463,784
419,792	4.500%, 7/1/2041	471,987
8,070,110	4.500%, 2/1/2048	9,006,672
7,615,419	4.500%, 5/1/2048	8,307,637
4,007,205	4.500%, 10/1/2048	4,358,926
2,473	5.000%, 10/1/2021	2,494
8,108	5.000%, 11/1/2021	8,177
13,290	5.000%, 12/1/2021	13,447
41,549	5.000%, 6/1/2023	43,053
82,130	5.000%, 7/1/2023	85,218
37,067	5.000%, 7/1/2023	38,460
33,799	5.000%, 7/1/2025	35,022
1,190,025	5.000%, 1/1/2034	1,344,602
400,155	5.000%, 5/1/2034	452,134
1,623	5.000%, 11/1/2035	1,848
471,309	5.000%, 4/1/2036	536,741
589	5.000%, 4/1/2036	671
9,661	5.000%, 4/1/2036	10,987
131,388	5.000%, 4/1/2036	149,667

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 78,854	5.000%, 5/1/2036	$89,928
81,941	5.000%, 6/1/2036	93,311
162,689	5.000%, 6/1/2036	184,240
473,866	5.000%, 12/1/2037	540,361
73,049	5.000%, 5/1/2038	83,350
41,102	5.000%, 6/1/2038	46,784
82,885	5.000%, 9/1/2038	94,326
77,906	5.000%, 2/1/2039	88,706
78,851	5.000%, 6/1/2039	89,820
2,384,586	5.000%, 10/1/2039	2,718,107
212,987	5.000%, 2/1/2040	245,359
399,561	5.000%, 8/1/2040	460,291
9,380	5.500%, 1/1/2022	9,506
25,472	5.500%, 1/1/2022	25,860
1,495	5.500%, 1/1/2022	1,518
29,699	5.500%, 2/1/2022	30,152
1,037,041	5.500%, 5/1/2034	1,191,337
43,517	5.500%, 3/1/2036	50,405
91,236	5.500%, 3/1/2036	105,467
26,405	5.500%, 3/1/2036	30,596
103,352	5.500%, 3/1/2036	119,613
248,930	5.500%, 6/1/2036	288,138
111,673	5.500%, 6/1/2036	129,392
59,734	5.500%, 6/1/2036	69,224
84,147	5.500%, 9/1/2037	97,649
262,879	5.500%, 9/1/2037	304,668
115,686	5.500%, 12/1/2037	134,217
17,802	5.500%, 3/1/2038	20,657
10,609	6.000%, 7/1/2029	12,086
27,653	6.000%, 2/1/2032	31,938
27,484	6.000%, 5/1/2036	32,411
51,622	6.000%, 8/1/2037	61,116
236,213	6.000%, 9/1/2037	278,711
4,314	6.500%, 3/1/2022	4,418
8,322	6.500%, 6/1/2029	9,525
4,959	6.500%, 6/1/2029	5,680
3,622	6.500%, 7/1/2029	4,119
196,373	6.500%, 11/1/2036	233,653
442,992	6.500%, 10/1/2037	529,527
2,343	6.500%, 4/1/2038	2,801
2,059	6.500%, 4/1/2038	2,460
8,011	7.000%, 4/1/2032	9,352
120,622	7.000%, 4/1/2032	143,487
49,270	7.000%, 9/1/2037	59,632
20,488	7.500%, 8/1/2029	23,825
19,472	7.500%, 10/1/2029	22,543
9,712	7.500%, 11/1/2029	11,265
12,587	7.500%, 4/1/2031	13,941
12,949	7.500%, 5/1/2031	15,277
2,689	8.000%, 3/1/2030	3,150

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 33,494	8.000%, 1/1/2031	$39,845
45,312	8.000%, 2/1/2031	53,602
51,975	8.000%, 3/1/2031	61,811
1,072	8.500%, 9/1/2025	1,184
318	8.500%, 9/1/2025	350
	TOTAL	591,185,610
	Federal National Mortgage Association—32.3%
12,324,430	2.000%, 9/1/2035	12,659,021
5,626,578	2.000%, 9/1/2050	5,619,070
23,772,489	2.000%, 9/1/2050	23,737,425
6,122,058	2.000%, 10/1/2050	6,113,888
33,805,469	2.000%, 11/1/2050	33,760,359
30,646,188	2.000%, 2/1/2051	30,595,716
10,134,338	2.000%, 3/1/2051	10,117,648
10,150,105	2.000%, 3/1/2051	10,135,768
32,418,477	2.000%, 4/1/2051	32,365,087
3,066,021	2.500%, 2/1/2028	3,201,358
16,502,749	2.500%, 11/1/2049	16,971,034
4,322,011	2.500%, 12/1/2049	4,435,199
1,983,626	3.000%, 2/1/2032	2,111,540
3,991,354	3.000%, 8/1/2043	4,232,234
2,570,402	3.000%, 9/1/2043	2,725,527
10,014,284	3.000%, 8/1/2046	10,599,872
3,827,100	3.000%, 9/1/2046	4,060,459
4,742,704	3.000%, 10/1/2046	4,984,465
2,015,327	3.000%, 10/1/2046	2,140,101
5,275,201	3.000%, 11/1/2046	5,542,458
3,472,167	3.000%, 11/1/2046	3,687,139
4,675,485	3.000%, 11/1/2046	4,922,732
1,546,537	3.000%, 1/1/2047	1,624,889
40,560,627	3.000%, 1/1/2047	42,615,542
1,112,121	3.000%, 2/1/2047	1,184,451
7,483,489	3.000%, 3/1/2047	7,862,623
12,727,187	3.000%, 3/1/2047	13,463,458
1,463,140	3.000%, 4/1/2047	1,555,099
8,640,062	3.000%, 12/1/2047	9,145,292
13,181,116	3.000%, 12/1/2047	13,984,838
4,740,449	3.000%, 2/1/2048	5,045,795
1,122,363	3.000%, 2/1/2048	1,194,657
5,164,228	3.000%, 11/1/2049	5,429,090
2,091,444	3.000%, 11/1/2049	2,176,487
19,990,903	3.000%, 12/1/2049	20,803,789
24,046,816	3.000%, 12/1/2049	25,024,627
164,407	3.500%, 11/1/2025	175,414
263,724	3.500%, 11/1/2025	281,381
305,481	3.500%, 12/1/2025	325,933
310,475	3.500%, 1/1/2026	331,262
88,467	3.500%, 1/1/2026	94,389
22,782,184	3.500%, 4/1/2033	24,684,767
9,997,541	3.500%, 9/1/2042	10,852,652

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 16,525,925	3.500%, 7/1/2045	$17,960,079
7,318,890	3.500%, 8/1/2046	7,846,542
8,795,778	3.500%, 8/1/2046	9,421,660
12,765,179	3.500%, 9/1/2046	13,659,151
7,110,729	3.500%, 11/1/2046	7,725,590
6,697,783	3.500%, 2/1/2047	7,276,938
14,065,027	3.500%, 11/1/2047	14,907,622
12,790,543	3.500%, 12/1/2047	13,591,962
7,471,602	3.500%, 4/1/2048	7,909,864
242,775	4.000%, 12/1/2025	258,330
239,976	4.000%, 7/1/2026	255,577
1,835,179	4.000%, 2/1/2041	2,014,690
4,763,549	4.000%, 12/1/2041	5,229,484
1,958,954	4.000%, 3/1/2042	2,164,319
3,686,669	4.000%, 4/1/2042	4,070,854
1,450,471	4.000%, 3/1/2046	1,591,198
2,414,659	4.000%, 7/1/2046	2,645,726
2,506,641	4.000%, 9/1/2046	2,752,973
3,838,649	4.000%, 11/1/2046	4,203,284
16,007,667	4.000%, 6/1/2047	17,637,042
5,977,959	4.000%, 10/1/2047	6,481,357
7,968,324	4.000%, 10/1/2047	8,604,468
5,808,868	4.000%, 11/1/2047	6,293,670
7,856,995	4.000%, 12/1/2047	8,628,623
5,014,173	4.000%, 1/1/2048	5,534,032
8,144,849	4.000%, 2/1/2048	8,777,269
7,808,425	4.000%, 2/1/2048	8,422,043
14,044,622	4.000%, 2/1/2048	15,143,917
3,109,174	4.000%, 2/1/2048	3,393,779
5,542,590	4.000%, 2/1/2048	5,990,274
2,784,707	4.000%, 3/1/2048	3,049,663
2,272,477	4.000%, 3/1/2048	2,477,759
5,127,666	4.000%, 5/1/2048	5,524,209
2,057,325	4.000%, 6/1/2048	2,216,426
7,545,190	4.000%, 6/1/2048	8,119,259
3,981,482	4.000%, 7/1/2048	4,271,967
146,303	4.500%, 2/1/2039	162,614
776,898	4.500%, 5/1/2040	873,737
2,043,559	4.500%, 10/1/2040	2,298,283
257,593	4.500%, 11/1/2040	289,701
2,771,947	4.500%, 4/1/2041	3,116,596
1,387,397	4.500%, 6/1/2041	1,559,898
254,642	5.000%, 5/1/2023	263,859
38,605	5.000%, 8/1/2023	40,109
262,237	5.000%, 11/1/2023	274,176
1,628,914	5.000%, 2/1/2036	1,854,098
936,902	5.000%, 7/1/2040	1,079,303
1,329,116	5.000%, 10/1/2041	1,529,054
31,833	5.500%, 1/1/2032	36,371
23,978	5.500%, 1/1/2032	27,410

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 343,457	5.500%, 9/1/2034	$396,408
1,031,762	5.500%, 12/1/2034	1,190,458
33,696	5.500%, 4/1/2035	38,822
363,471	5.500%, 11/1/2035	421,656
233,112	5.500%, 1/1/2036	270,498
82,517	5.500%, 3/1/2036	95,687
380,459	5.500%, 4/1/2036	440,807
550,655	5.500%, 4/1/2036	638,736
207,389	5.500%, 5/1/2036	240,391
117,794	5.500%, 9/1/2036	136,677
387,530	5.500%, 8/1/2037	447,884
150,727	5.500%, 7/1/2038	174,903
577,528	5.500%, 4/1/2041	671,847
9,952	6.000%, 1/1/2029	11,204
12,700	6.000%, 2/1/2029	14,298
5,316	6.000%, 2/1/2029	5,987
4,301	6.000%, 4/1/2029	4,896
14,042	6.000%, 5/1/2029	15,972
7,343	6.000%, 5/1/2029	8,283
543,451	6.000%, 7/1/2034	636,267
287,592	6.000%, 11/1/2034	336,038
157,257	6.000%, 7/1/2036	185,904
37,295	6.000%, 7/1/2036	44,062
153,446	6.000%, 10/1/2037	181,772
128,548	6.000%, 6/1/2038	151,925
749,808	6.000%, 7/1/2038	886,576
49,792	6.000%, 9/1/2038	58,873
40,185	6.000%, 10/1/2038	47,632
308,447	6.000%, 2/1/2039	365,772
25,143	6.500%, 9/1/2028	27,982
3,434	6.500%, 8/1/2029	3,902
4,909	6.500%, 6/1/2031	5,704
13,652	6.500%, 6/1/2031	15,772
2,029	6.500%, 6/1/2031	2,346
5,071	6.500%, 6/1/2031	5,829
31,315	6.500%, 12/1/2031	36,638
2,914	6.500%, 1/1/2032	3,395
42,613	6.500%, 3/1/2032	49,755
153,898	6.500%, 4/1/2032	178,788
41,463	6.500%, 5/1/2032	48,547
234,092	6.500%, 7/1/2036	278,250
11,028	6.500%, 8/1/2036	13,137
13,733	6.500%, 9/1/2036	16,409
67,885	6.500%, 12/1/2036	80,709
99,635	6.500%, 9/1/2037	119,142
6,105	6.500%, 12/1/2037	7,297
68,028	6.500%, 10/1/2038	81,334
434	7.000%, 7/1/2023	457
9,719	7.000%, 2/1/2024	10,143
570	7.000%, 5/1/2024	612

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 1,616	7.000%, 7/1/2024	$1,747
975	7.000%, 7/1/2025	1,072
11,355	7.000%, 9/1/2031	13,303
5,682	7.000%, 9/1/2031	6,737
87,012	7.000%, 11/1/2031	103,314
6,121	7.000%, 12/1/2031	7,263
54,644	7.000%, 1/1/2032	61,204
26,852	7.000%, 2/1/2032	31,812
34,867	7.000%, 3/1/2032	41,426
62,637	7.000%, 3/1/2032	71,648
5,332	7.000%, 4/1/2032	6,343
21,765	7.000%, 4/1/2032	25,551
114,193	7.000%, 4/1/2032	135,975
13,001	7.000%, 6/1/2032	15,490
237,205	7.000%, 6/1/2037	286,880
887	7.500%, 1/1/2030	1,037
8,939	7.500%, 9/1/2030	10,482
6,577	7.500%, 5/1/2031	7,758
2,853	7.500%, 6/1/2031	3,358
31,332	7.500%, 8/1/2031	37,080
40,168	7.500%, 1/1/2032	46,419
3,408	7.500%, 6/1/2033	3,933
75	8.000%, 7/1/2023	77
4,246	8.000%, 10/1/2026	4,818
1,926	8.000%, 11/1/2029	2,248
350	9.000%, 6/1/2025	387
	TOTAL	692,065,089
	Government National Mortgage Association—5.9%
24,404,747	2.500%, 9/20/2050	25,198,729
24,533,901	2.500%, 10/20/2050	25,335,920
11,710,599	3.000%, 1/20/2047	12,361,607
1,229,112	3.500%, 8/15/2043	1,323,876
762,948	3.500%, 8/15/2043	821,771
12,877,647	3.500%, 3/20/2047	13,936,498
16,585,128	3.500%, 11/20/2047	17,921,872
1,097,287	4.000%, 9/15/2040	1,204,322
2,845,267	4.000%, 10/15/2040	3,121,393
1,326,824	4.000%, 1/15/2041	1,456,249
1,659,283	4.000%, 10/15/2041	1,837,403
10,313,506	4.000%, 6/15/2048	11,140,233
292,045	4.500%, 1/15/2039	326,356
225,480	4.500%, 6/15/2039	252,876
832,887	4.500%, 10/15/2039	934,008
298,081	4.500%, 1/15/2040	341,063
149,935	4.500%, 6/15/2040	171,461
230,145	4.500%, 9/15/2040	263,187
229,322	4.500%, 2/15/2041	262,031
881,327	4.500%, 3/15/2041	1,008,410
91,730	4.500%, 5/15/2041	104,585
2,889,751	4.500%, 6/20/2041	3,232,893

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 525,226		4.500%, 9/15/2041	$598,827
377,857		4.500%, 10/15/2043	427,265
387,400		4.500%, 11/15/2043	438,056
435,900		5.000%, 1/15/2039	495,866
393,610		5.000%, 5/15/2039	447,978
547,730		5.000%, 8/20/2039	621,953
173,394		5.500%, 12/15/2038	199,895
123,777		5.500%, 12/20/2038	142,670
197,712		5.500%, 1/15/2039	228,607
256,684		5.500%, 2/15/2039	296,583
7,443		6.000%, 10/15/2028	8,324
6,693		6.000%, 3/15/2029	7,486
79,410		6.000%, 2/15/2036	92,489
101,489		6.000%, 4/15/2036	118,361
141,111		6.000%, 6/15/2037	164,598
11,322		6.500%, 10/15/2028	12,884
5,719		6.500%, 10/15/2028	6,240
6,993		6.500%, 11/15/2028	7,885
10,488		6.500%, 12/15/2028	11,826
3,533		6.500%, 2/15/2029	4,003
12,533		6.500%, 3/15/2029	14,185
26,160		6.500%, 9/15/2031	30,331
57,119		6.500%, 2/15/2032	66,314
15,337		7.000%, 11/15/2027	17,207
7,741		7.000%, 6/15/2028	8,685
15,316		7.000%, 11/15/2028	17,164
7,712		7.000%, 1/15/2029	8,784
7,316		7.000%, 5/15/2029	8,415
1,538		7.000%, 10/15/2029	1,745
21,213		7.000%, 5/15/2030	24,399
14,489		7.000%, 11/15/2030	16,812
11,561		7.000%, 12/15/2030	13,206
13,994		7.000%, 8/15/2031	16,249
59,825		7.000%, 10/15/2031	69,630
10,713		7.000%, 12/15/2031	12,521
10,753		7.500%, 8/15/2029	12,367
40,550		7.500%, 10/15/2029	47,087
4,154		7.500%, 10/15/2030	4,828
6,817		7.500%, 1/15/2031	8,048
893		8.000%, 1/15/2022	909
802		8.000%, 8/15/2029	939
2,455		8.000%, 10/15/2029	2,874
8,809		8.000%, 11/15/2029	10,323
8,686		8.000%, 1/15/2030	10,063
3,265		8.000%, 10/15/2030	3,816
72,683		8.000%, 11/15/2030	85,813
3,790		8.500%, 5/15/2029	4,468
		TOTAL	127,405,721
	[1]	Uniform Mortgage-Backed Securities, TBA—18.3%
46,000,000		2.000%, 4/1/2036	47,205,324

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
	[1]	Uniform Mortgage-Backed Securities, TBA—continued
$ 60,000,000		2.000%, 4/1/2051	$59,859,006
278,500,000		2.500%, 4/1/2051	285,756,206
		TOTAL	392,820,536
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,732,551,573)	1,803,476,956
		ASSET-BACKED SECURITIES—6.3%
		Auto Receivables—1.0%
11,095,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	11,493,671
10,025,000		Tesla Auto Lease Trust 2020-A, Class A3, 0.680%, 12/20/2023	10,085,401
		TOTAL	21,579,072
		Credit Card—1.6%
22,500,000	[2]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.466% (1-month USLIBOR +0.360%), 4/15/2025	22,620,076
12,340,000	[2]	Discover Card Execution Note Trust 2018-A2, Class A2, 0.436% (1-month USLIBOR +0.330%), 8/15/2025	12,409,109
		TOTAL	35,029,185
		Other—0.0%
598,886		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	602,857
		Student Loans—3.7%
8,867,699		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	8,941,566
18,736,568		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	18,891,175
15,989,595		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	16,151,973
14,945,889	[2]	SMB Private Education Loan Trust 2018-A, Class A2B, 0.906% (1-month USLIBOR +0.800%), 2/15/2036	15,020,617
18,960,472	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.206% (1-month USLIBOR +1.100%), 7/15/2053	19,074,337
		TOTAL	78,079,668
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $133,971,760)	135,290,782
		COMMERCIAL MORTGAGE-BACKED SECURITY—1.5%
		Agency Commercial Mortgage-Backed Securities—1.5%
31,500,000	[2]	FHLMC REMIC, Series KF90, Class AS, 0.396% (Secured Overnight Financing Rate +0.380%), 9/25/2030 (IDENTIFIED COST $31,500,000)	31,605,648
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.4%
		Federal Home Loan Mortgage Corporation—0.6%
13,930,195	[2]	FHLMC REMIC, Series 3284, Class AF, 0.416% (1-month USLIBOR +0.310%), 3/15/2037	13,958,741
		Government National Mortgage Association—0.2%
4,251,485	[2]	GNMA REMIC, Series 2005-71, Class FA, 0.285% (1-month USLIBOR +0.140%), 9/16/2035	4,253,258
		Non-Agency Mortgage-Backed Securities—0.6%
608,401		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	506,217
278,282		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	101,249
113,028		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 2.994%, 8/25/2035	113,241
3,138,276		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	3,013,618
2,895,964		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	2,858,527
6,691,877		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	6,635,321
		TOTAL	13,228,173
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $31,973,236)	31,440,172
		INVESTMENT COMPANY—33.4%
715,351,606	[3]	Federated Hermes Government Obligations Fund, Premier Shares, 0.02%[4] (IDENTIFIED COST $715,351,606)	715,351,606
		TOTAL INVESTMENT IN SECURITIES—126.7% (IDENTIFIED COST $2,645,348,175)	2,717,165,164
		OTHER ASSETS AND LIABILITIES - NET—(26.7)%[5]	(573,294,366)
		TOTAL NET ASSETS—100%	$2,143,870,798

At March 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Future:
[6]United States Treasury Notes 10-Year Ultra Short Futures	280	$40,232,500	June 2021	$32,248
The average notional value of short futures contracts held by the Fund throughout the period was $10,058,125. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2021, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2020	$204,435,825
Purchases at Cost	$548,730,451
Proceeds from Sales	$(37,814,670)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 3/31/2021	$715,351,606
Shares Held as of 3/31/2021	715,351,606
Dividend Income	$21,301

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of March 31, 2021.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$1,803,476,956	$—	$1,803,476,956
Asset-Backed Securities	—	135,290,782	—	135,290,782
Commercial Mortgage-Backed Security	—	31,605,648	—	31,605,648
Collateralized Mortgage Obligations	—	31,440,172	—	31,440,172
Investment Company	715,351,606	—	—	715,351,606
TOTAL SECURITIES	$715,351,606	$2,001,813,558	$—	$2,717,165,164
Other Financial Instruments:[1]
Assets	$32,248	$—	$—	$32,248
TOTAL OTHER FINANCIAL INSTRUMENTS	$32,248	$—	$—	$32,248

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit